ACQUISITIONS - X-Elio (Details) - 1 months ended Dec. 31, 2019 - X-Elio € in Millions, $ in Millions	EUR (€)	USD ($)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Economic interest in joint venture	12.50%
Investments in joint ventures	€ 124	$ 138